Deposits by Banks (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Deposits From Banks [Abstract]
Schedule of Deposits by Banks

	30 June 2023	31 December 2022
	£m	£m
Items in the course of transmission	531	701
Deposits held as collateral	1,631	1,758
Other deposits(1)	23,440	26,084
	25,602	28,543
(1)Includes drawdown from the TFSME of £21.0bn (2022: £25.0bn).